Expense Example, No Redemption {- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - AMCIZ PRO-13 - Fidelity Convertible Securities Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Convertible Securities Fund: Class A
Expense Example, No Redemption:
1 Year	$ 668
3 Years	866
5 Years	1,080
10 Years	1,696
Fidelity Advisor Convertible Securities Fund: Class M
Expense Example, No Redemption:
1 Year	471
3 Years	727
5 Years	1,002
10 Years	1,787
Fidelity Advisor Convertible Securities Fund: Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	1,848
Fidelity Advisor Convertible Securities Fund: Class I
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	871
Fidelity Advisor Convertible Securities Fund: Class Z
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738